Stockholders' (Deficit) Equity and Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2024
Stockholders' (Deficit) Equity and Stock-Based Compensation [Abstract]
Schedule of warrants activity

	Warrants
	Warrants	Weighted Average Exercise Price	Weighted Average Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2022	—	$—	—	$—
Granted	3,220,000	$5.50	4.38	$—
Exercised	—	$—	—	$—
Redeemed	—	$—	—	$—
Outstanding at December 31, 2022	3,220,000	$5.50	4.13	$—
Granted	—	$—	—	$—
Exercised	(2,200)	$5.50	—	$—
Redeemed	(3,217,800)	$5.50	—	$—
Outstanding at December 31, 2023	—	$—	—	$—
Exercisable at December 31, 2023	—

Schedule of Stock Option Activity

	Stock Options
	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2022	—	$—	—	$—
Granted	278,850	$1.68	—	$—
Exercised	—	$—	—	$—
Forfeited	(24,850)	$1.62	—	$—
Outstanding at December 31, 2022	254,000	$1.69	9.40	$193
Granted	153,665	$3.78	9.24	$24
Exercised	(7,883)	$1.62	—	$55
Forfeited	(28,666)	$2.26	—	$41
Outstanding at December 31, 2023	371,116	$2.51	8.77	$4,591
Vested and exercisable at December 31, 2023	70,147	$1.70	8.40	$924
The following table summarizes the stock option activity under the 2022 Omnibus Plan as of September 30, 2024:

	Stock Options
	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2024	371,116	$2.51	8.77	$4,591
Granted	—	$—	—	$—
Exercised	(12,557)	$2.39	—	$179
Forfeited	(17,701)	$2.98	—	$36
Outstanding at September 30, 2024	340,858	$2.49	7.92	$97
Vested and exercisable at September 30, 2024	172,543	$2.17	7.64	$63

Schedule of RSU Activity and Related Information

	Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested - January 1, 2022
Granted	377,614	$1.67
Vested	—	—
Forfeited	(24,850)	$1.62
Unvested - December 31, 2022	352,764	$1.67
Granted	329,249	$3.70
Vested	(111,084)	$1.67
Forfeited	(28,533)	$2.26
Unvested - December 31, 2023	542,396	$2.87
A summary of RSU activity during the nine months ended September 30, 2024 and related information is as follows:

	Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested- January 1, 2024	542,396	$2.87
Granted	99,474	$16.90
Vested	(362,799)	$6.76
Forfeited	(14,111)	$3.01
Unvested- September 30, 2024	264,960	$2.79